Note 5 - Stockholders' Equity (10-K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares
Stock warrants outstanding	2,103,814
Stock options outstanding	134,609
Stock options authorized for future grants	200,000
Total	2,438,423

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	137,276	$28.35	9.2	$-0-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,667)	22.82
Outstanding at December 31, 2023	134,609	$28.41	8.2	$-
Exercisable at December 31, 2023	97,184	$32.35	7.9	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	8,000	$6.21	June 2025
September 2020	159,781	75.00	September 2025
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	238,000	-0-	n/a
December 2023	1,408,998	6.21	June 2029
Outstanding at March 31, 2024	1,826,247

Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	8,000	$6.21	June 2025
September 2020	159,781	75.00	September 2025
September 2020	8,534	82.50	March 2024
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	507,032	-0-	-
December 2023	1,408,998	6.21	June 2029
Outstanding at December 31, 2022	2,103,813